UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    1/31
                         --------------

Semiannual Report

[RiverSource(SM) Investments logo]

RIVERSOURCE(SM)

CASH MANAGEMENT FUND



SEMIANNUAL REPORT FOR THE PERIOD ENDED JAN. 31, 2006



> RIVERSOURCE CASH MANAGEMENT FUND (FORMERLY AXP(R) CASH MANAGEMENT FUND) SEEKS TO PROVIDE SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

TABLE OF CONTENTS



Fund Snapshot............................................3

Performance Summary......................................4

Questions & Answers with Portfolio Management............5

Investments in Securities................................7

Financial Statements....................................10

Notes to Financial Statements...........................13

Fund Expenses Example...................................23

Approval of Investment Management Services Agreement... 25

Proxy Voting............................................29

Results of Meeting of Shareholders......................30



------------------------------------------------------------------------------
2   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2006 SEMIANNUAL REPORT

FUND SNAPSHOT

                  AT JAN. 31, 2006




---------------------------------------------------------------------------
 FUND OBJECTIVE                                                          <
---------------------------------------------------------------------------

For investors seeking maximum current income consistent with liquidity and stability of principal.

Inception dates by class
A: 10/6/75      B: 3/20/95      C: 6/26/00     I: 3/4/04      Y: 3/20/95

Ticker symbols by class
A: IDSXX        B: ACBXX        C: --          I: --          Y: IDYXX

Total net assets                                            $3.391 billion

Number of holdings                                                     132

Weighted average maturity                                          50 days



---------------------------------------------------------------------------
 STYLE MATRIX                                                            <
---------------------------------------------------------------------------

[photo]                       Shading within the style matrix
                              indicates areas in which the
                              Fund generally invests.


---------------------------------------------------------------------------
 SECTOR COMPOSITION                                                      <
---------------------------------------------------------------------------
Percentage of portfolio assets


                                              [PIE GRAPH]

Commercial Paper 63.9%
Floating Rate Notes 26.7%
Certificates of Deposit 9.4%

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Fund holdings are subject to change.

-----------------------------------------------------------------------------
3 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                              FUND PERFORMANCE
                For the six-month period ended Jan. 31, 2006

                                [BAR GRAPH]

RiverSource Cash Management Fund Class A = +1.64%


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds.

The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.


------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                                               <
------------------------------------------------------------------------------

                   CLASS A          CLASS B             CLASS C         CLASS I    CLASS Y
(INCEPTION DATES) (10/6/75)        (3/20/95)           (6/26/00)        (3/4/04)  (3/20/95)
                                         AFTER                AFTER
                    NAV(1)     NAV(2)    CDSC(3)    NAV(2)    CDSC(4)    NAV(1)     NAV(1)

AT JAN. 31, 2006
 6 months*          +1.64%     +1.31%    -3.69%     +1.31%    +0.31%     +1.82%     +1.71%
 1 year             +2.73%     +2.06%    -2.94%     +2.06%    +1.06%     +3.12%     +2.87%
 3 years            +1.28%     +0.79%    -0.54%     +0.79%    +0.79%       N/A      +1.41%
 5 years            +1.69%     +1.10%    +0.71%     +1.10%    +1.10%       N/A      +1.78%
 10 years           +3.46%     +2.77%    +2.77%       N/A       N/A        N/A      +3.51%
 Since inception    +6.19%     +2.95%    +2.95%     +1.60%    +1.60%     +2.18%     +3.69%

AT DEC. 31, 2005
 6 months*          +1.53%     +1.20%    -3.80%     +1.20%    +0.20%     +1.72%     +1.60%
 1 year             +2.55%     +1.89%    -3.11%     +1.89%    +0.89%     +2.96%     +2.69%
 3 years            +1.20%     +0.71%    -0.63%     +0.71%    +0.71%       N/A      +1.33%
 5 years            +1.74%     +1.14%    +0.75%     +1.14%    +1.14%       N/A      +1.82%
 10 years           +3.47%     +2.78%    +2.78%       N/A       N/A        N/A      +3.52%
 Since inception    +6.19%     +2.95%    +2.95%     +1.57%    +1.57%     +2.10%     +3.69%

(1) Sales charge is not applicable to these shares. Class I shares available to eligible investors only, currently limited to affiliated funds-of-funds. Class Y shares available to institutional investors only.

(2) Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

*   Not annualized.

------------------------------------------------------------------------------
4 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

                  WITH PORTFOLIO MANAGEMENT

Following is a discussion of RiverSource Cash Management Fund's results and strategy for the six months ended Jan. 31, 2006.

Q:  How did the Fund perform for the period?

A: RiverSource Cash Management Fund's Class A shares returned 1.64%. The Fund's seven-day annualized simple yield was 3.45%, while its seven-day annualized compound yield was 3.51% as of Jan. 31, 2006. The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q:  Which factors significantly affected the Fund's performance?

A: The Federal Reserve Board (the Fed) raised its target for the federal funds rate, an interest rate that affects short-term rates, five times during the six months, bringing it to 4.50% as of Jan. 31, 2006. As the Fed raised rates, money market yields also moved higher.

    While concern about whether the Fed would continue its "measured" pace of rate increases was always present in the market, debate as to when and at what level the Fed might stop raising rates tended to rise over the course of the six-month reporting period. Because we had anticipated a continuation of the Fed's rate tightening program due to the generally positive economic backdrop, we continued to position the Fund to take advantage of a rising rate environment.

Q:  What changes did you make to the portfolio during the period?

A: Although our overall view of the economy and interest rate trends remained the same, we were alert to changes in the details of economic releases that could provide opportunities to adjust the portfolio. As changing expectations of Fed actions were priced into or out of the market, we adjusted the Fund's duration to maximize yield.

    While the Fund has been generally focused on one- to three-month maturities, we opportunistically emphasized three-month fixed rate securities more than in the past. As of Jan. 31, 2006, the average weighted maturity of the Fund was 50 days, compared to 40 days at July 31, 2005.

------------------------------------------------------------------------------
5 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

> WE BELIEVE THAT THE FED HAS FURTHER ROOM TO INCREASE RATES, BASED ON THE GENERAL HEALTH OF THE ECONOMY.

    We also added slightly to the Fund's holdings of floating rate securities during the six-month period. This addition reflected our belief that floating rate issues, which are reset in line with changes in market rates, were attractively valued relative to fixed-rate products in a rising interest rate environment. As always, we attempt to maximize the Fund's yield without taking unnecessary risks. We continue to invest in high quality securities.

Q:  How are you positioning the Fund going forward?

A: Our overall view of the market has not changed. We believe that the Fed has further room to increase rates, based on the general health of the economy. Furthermore, we think that the new Fed Chairman, Ben Bernanke, will continue the policy direction of his predecessor, Alan Greenspan, who stepped down at the end of January 2006. Consequently, we anticipate that interest rates will continue to rise in the near term and will continue to position the Fund accordingly to maximize yield.

------------------------------------------------------------------------------
6 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Cash Management Fund

JAN. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT (9.4%)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

CERTIFICATE OF DEPOSIT
Barclays Bank
   06-01-06             4.33%             $30,000,000(b)           $29,999,017
Canadian Imperial Bank of Commerce NY
   01-29-07             4.82               20,000,000               20,000,000
Citibank
   03-20-06             4.42               23,000,000               23,000,000
   04-28-06             4.63               35,000,000               35,000,000
Credit Suisse First Boston NY
   02-14-06             4.30               60,000,000(b)            60,000,000
   09-26-06             4.49               25,000,000(b)            25,000,000
DEPFA Bank
   02-09-06             4.23               30,000,000               30,000,000
   03-27-06             4.25               35,000,000               35,000,000
Deutsche Bank
   01-16-07             4.79               20,000,000               20,000,000
Natexis Banques Populair NY
   01-23-07             4.82               20,000,000               20,000,000
SunTrust Banks
   05-12-06             4.28               20,000,000(b)            19,999,730
------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $317,998,747)                                              $317,998,747
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 COMMERCIAL PAPER (90.2%)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

ASSET-BACKED (59.7%)
Amstel Funding
   02-28-06             4.17%             $29,900,000(c)           $29,803,348
   03-22-06             4.36               25,000,000(c)            24,849,597
   05-08-06             4.46               21,000,000(c)            20,750,800
   05-16-06             4.44               37,000,000(c)            36,526,482
   06-20-06             4.60               18,800,000(c)            18,469,721
Amsterdam Funding
   03-06-06             4.28               17,100,000(c)            17,031,187
Bryant Park Funding LLC
   04-25-06             4.52               20,000,000(c)            19,791,117

------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

ASSET-BACKED (CONT.)
CAFCO LLC
   02-13-06             3.99%              $7,700,000(c)            $7,688,912
   04-11-06             4.52               18,600,000(c)            18,437,793
CC (USA)/Centari
   02-08-06             3.69               27,900,000               27,877,161
   03-22-06             4.32               20,000,000               19,880,767
   04-25-06             4.51               18,000,000               17,812,420
   05-02-06             4.57               10,000,000                9,885,750
Chariot Funding LLC
   02-17-06             4.15               18,000,000(c)            17,964,800
CHARTA LLC
   02-03-06             2.81               19,550,000(c)            19,545,427
   03-30-06             4.39               26,000,000(c)            25,817,426
CIESCO LLC
   02-10-06             3.83               34,200,000(c)            34,163,620
CRC Funding LLC
   02-23-06             4.30               14,100,000(c)            14,061,397
Cullinan Finance
   02-16-06             4.07                2,100,000                2,096,211
   02-23-06             4.28               24,400,000               24,333,496
   03-16-06             4.32               15,000,000               14,921,167
   03-23-06             4.28               49,700,000               49,400,284
   04-06-06             4.41               32,000,000               31,747,413
Dakota Nts
   02-27-06             4.16               22,900,000(c)            22,828,717
   03-10-06             4.32               30,000,000(c)            29,863,717
Dorado Finance
   02-13-06             3.94               21,600,000               21,569,328
   04-18-06             4.48               20,000,000               19,810,000
   04-26-06             4.55               22,000,000               21,765,920
Edison Asset Securitization
   04-07-06             4.29                9,650,000(c)             9,574,730
Emerald Certificates MBNA MCCT
   02-02-06             2.16               30,000,000(c)            29,996,400
   02-07-06             3.63               30,000,000(c)            29,978,850
   03-07-06             4.30               38,000,000(c)            37,841,730
   03-09-06             4.31               35,000,000(c)            34,845,650
Fairway Finance
   03-17-06             4.35               14,000,000(c)            13,924,369

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------
7 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

ASSET-BACKED (CONT.)
Falcon Asset Securitization
   02-09-06             3.85%             $17,100,000(c)           $17,083,546
Five Finance
   02-03-06             2.79               32,500,000               32,492,453
   02-06-06             3.51               22,000,000               21,987,136
   02-27-06             4.22               15,100,000               15,052,343
   04-25-06             4.56               20,000,000               19,789,272
   05-24-06             4.51               20,000,000               19,720,622
Galaxy Funding
   02-07-06             3.61               23,700,000(c)            23,683,371
   02-17-06             4.02               15,100,000(c)            15,071,411
   03-29-06             4.37               28,000,000(c)            27,807,484
   05-01-06             4.56               45,000,000(c)            44,492,823
Gemini Securitization
   03-23-06             4.35               26,500,000(c)            26,337,688
   05-03-06             4.57               25,300,000(c)            25,007,736
Grampian Funding LLC
   02-16-06             3.98               20,000,000(c)            19,964,667
   02-21-06             3.95               24,800,000(c)            24,742,960
   03-28-06             4.30               20,000,000(c)            19,867,083
   04-04-06             4.40               36,400,000(c)            36,121,661
   05-09-06             4.41               25,700,000(c)            25,395,312
Jupiter Securitization
   03-08-06             4.28               23,000,000(c)            22,902,058
K2 (USA) LLC
   03-08-06             4.30               13,500,000               13,442,250
Kitty Hawk Funding
   04-27-06             4.56               17,300,000(c)            17,113,737
Nieuw Amsterdam
   02-06-06             3.51                9,500,000(c)             9,494,445
   03-13-06             4.30               31,000,000(c)            30,848,789
   06-08-06             4.54               15,500,000(c)            15,253,938
   06-15-06             4.56               13,000,000(c)            12,781,282
Park Granada LLC
   02-16-06             4.12               21,800,000(c)            21,760,124
   02-23-06             4.22               23,900,000(c)            23,835,736
   04-04-06             4.41               25,000,000(c)            24,808,403
   04-05-06             4.42               22,000,000(c)            21,828,290
   04-19-06             4.52               40,000,000(c)            39,612,433
Scaldis Capital LLC
   02-15-06             3.96               35,800,000(c)            35,740,970
   03-01-06             4.19               41,100,000(c)            40,961,584
   06-09-06             4.54               22,400,000(c)            22,041,600
Sedna Finance
   02-14-06             3.98               43,900,000               43,832,150
   04-13-06             4.48               20,000,000               19,822,500
   04-18-06             4.50               10,000,000                9,904,578
   08-15-06             4.30               38,000,000(b)            38,000,000

------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

ASSET-BACKED (CONT.)
Sigma Finance
   02-10-06             3.79%             $30,000,000              $29,968,425
   05-30-06             4.48               12,000,000               11,824,967
   06-16-06             4.32               85,000,000(b)            84,998,423
Thames Asset Global Securitization #1
   02-02-06             2.17               16,600,000(c)            16,597,999
   04-06-06             4.41               36,000,000(c)            35,715,840
   04-18-06             4.48               10,000,000(c)             9,905,000
   05-15-06             4.55                8,000,000(c)             7,896,313
Thunder Bay Funding LLC
   02-21-06             4.09               24,500,000(c)            24,441,744
   04-24-06             4.51               25,000,000(c)            24,742,611
White Pine Finance LLC
   02-10-06             4.38               32,000,000(b)            31,999,842
   03-15-06             4.43               28,000,000(b)            27,999,150
   06-12-06             4.56               25,000,000               24,588,806
   09-06-06             4.36               40,000,000(b)            39,997,622
                                                             -----------------
Total                                                            2,024,134,884
------------------------------------------------------------------------------

BANKING (18.3%)
Bank of Ireland
   03-13-06             4.23               27,600,000(c)            27,467,827
BNP Paribas Finance
   02-22-06             4.09               40,000,000               39,900,250
DekaBank Deutsche Girozentrale
   02-16-07             4.60               24,000,000(b)            24,000,000
DEPFA Bank
   12-15-06             4.50               50,000,000(b)            50,000,000
HBOS Treasury Services
   02-06-06             3.48               22,000,000               21,987,258
   02-08-06             3.66               19,500,000               19,484,151
   02-21-06             4.08               28,000,000               27,933,578
ING (US) Funding LLC
   02-17-06             4.01                7,000,000                6,986,778
   03-02-06             4.10                9,000,000                8,969,333
Irish Life & Permanent
   04-04-06             4.40               19,090,000(c)            18,944,025
   02-21-07             4.54               35,000,000(b)            34,997,032
JPMorgan Chase & Co
   02-01-06             4.14               18,500,000               18,500,000
   02-02-06             2.08               24,300,000               24,297,192
Natexis Banques Populair
   02-15-07             4.45               27,000,000(b)            27,000,000
Northern Rock
   01-05-07             4.50               59,300,000(b)            59,300,000
   02-05-07             4.39               15,000,000(b)            15,000,000

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
8 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

BANKING (CONT.)
Skandinaviska Enskilda Banken
   02-09-07             4.41%             $20,000,000(b)           $20,000,000
   02-16-07             4.47               30,000,000(b)            30,000,000
Societe Generale North America
   02-01-06             4.11               22,000,000               22,000,000
   02-21-06             4.03               21,800,000               21,748,891
   03-06-06             4.30                4,300,000                4,282,617
   04-20-06             4.49               18,000,000               17,824,500
Wells Fargo Bank
   02-02-07             4.34               20,000,000(b)            20,000,000
Westpac Banking
   01-11-07             4.49               59,300,000(b)            59,299,999
                                                             -----------------
Total                                                              619,923,431
------------------------------------------------------------------------------

BROKERAGE (8.1%)
Bear Stearns Companies
   02-08-06             3.78               29,300,000               29,275,388
   02-15-07             4.48               25,000,000(b)            25,000,000
   02-28-07             4.60               30,000,000(b)            30,000,000
   04-03-06             4.25               34,000,000(c)            33,752,848
Goldman Sachs Group
   02-23-06             4.10               10,900,000               10,871,490
   05-24-06             4.49               20,000,000(b,c)          20,000,000
   05-25-06             4.44               30,000,000(b,c)          30,000,000
   02-15-07             4.49               25,000,000(b)            25,000,000

------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------
ISSUER                EFFECTIVE              AMOUNT                 VALUE(a)
                        YIELD              PAYABLE AT
                                            MATURITY

BROKERAGE (CONT.)
Lehman Brothers Holdings
   02-22-07             4.60%             $42,000,000(b)           $42,000,001
Credit Suisse First Boston
Merrill Lynch & Co
   02-15-07             4.45               30,000,000(b)            30,000,000
                                                             -----------------
Total                                                              275,899,727
------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (2.4%)
SLM
   02-15-07             4.47               42,500,000(b)            42,500,000
   02-20-07             4.49               40,000,000(b)            40,000,000
                                                             -----------------
Total                                                               82,500,000
------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.7%)
HSBC Finance
   02-23-07             4.51               25,000,000(b)            25,000,000
------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Eli Lilly Services
   03-01-07             4.35               30,000,000(b)            30,000,000
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,057,458,042)                                          $3,057,458,042
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,375,456,789)(d)                                       $3,375,456,789
==============================================================================

------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $1,407,779,128 or 41.5% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
9 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Cash Management Fund

JAN. 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $3,375,456,789)                                                            $3,375,456,789
Cash in bank on demand deposit                                                                     11,717,944
Capital shares receivable                                                                             804,634
Accrued interest receivable                                                                         4,901,900
--------------------------------------------------------------------------------------------------------------
Total assets                                                                                    3,392,881,267
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                                   1,511,319
Capital shares payable                                                                                  7,000
Accrued investment management services fee                                                             30,301
Accrued distribution fee                                                                               10,953
Accrued transfer agency fee                                                                             7,142
Accrued administrative services fee                                                                     4,742
Other accrued expenses                                                                                393,222
--------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   1,964,679
--------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $3,390,916,588
==============================================================================================================
--------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
--------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                       $   33,909,668
Additional paid-in capital                                                                      3,357,000,003
Excess of distributions over net investment income                                                       (307)
Accumulated net realized gain (loss)                                                                    7,224
--------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $3,390,916,588
==============================================================================================================
Net assets applicable to outstanding shares:              Class A                              $3,161,995,970
                                                          Class B                              $  109,172,232
                                                          Class C                              $    2,063,082
                                                          Class I                              $   15,629,997
                                                          Class Y                              $  102,055,307
Net asset value per share of outstanding capital stock:   Class A shares     3,161,779,486     $         1.00
                                                          Class B shares       109,368,819     $         1.00
                                                          Class C shares         2,063,571     $         1.00
                                                          Class I shares        15,630,667     $         1.00
                                                          Class Y shares       102,124,235     $         1.00
--------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

------------------------------------------------------------------------------
10 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
RiverSource Cash Management Fund

SIX MONTHS ENDED JAN. 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $66,111,618
--------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                  5,487,093
Distribution fee
   Class A                                                                                          1,552,075
   Class B                                                                                            422,858
   Class C                                                                                              8,310
Transfer agency fee                                                                                 5,124,274
Incremental transfer agency fee
   Class A                                                                                            437,200
   Class B                                                                                             17,772
   Class C                                                                                                377
Administrative services fees and expenses                                                             783,186
Compensation of board members                                                                          14,633
Custodian fees                                                                                        172,760
Printing and postage                                                                                  532,339
Registration fees                                                                                      84,310
Audit fees                                                                                             18,500
Other                                                                                                  40,762
--------------------------------------------------------------------------------------------------------------
Total expenses                                                                                     14,696,449
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                (1,550,560)
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,145,889
   Earnings credits on cash balances (Note 2)                                                        (342,702)
--------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                 12,803,187
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                    53,308,431
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $53,308,431
==============================================================================================================
See accompanying notes to financial statements.

------------------------------------------------------------------------------
11 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Cash Management Fund

                                                                      JAN. 31, 2006                  JULY 31, 2005
                                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                                       (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      $    53,308,431                $    58,401,921
Net realized gain (loss) on investments                                           --                          7,225
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           53,308,431                     58,409,146
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (49,647,222)                   (52,351,323)
      Class B                                                             (1,430,442)                    (1,396,268)
      Class C                                                                (28,358)                       (24,726)
      Class I                                                               (251,605)                      (178,347)
      Class Y                                                             (1,951,679)                    (4,451,257)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (53,309,306)                   (58,401,921)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
--------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                             2,673,688,859                  4,887,009,614
   Class B shares                                                         94,848,474                    210,343,122
   Class C shares                                                          2,209,193                      6,916,934
   Class I shares                                                          3,449,218                      8,702,782
   Class Y shares                                                         18,355,289                    423,393,174
Reinvestment of distributions at net asset value
   Class A shares                                                         47,315,650                     51,326,424
   Class B shares                                                          1,316,833                      1,340,779
   Class C shares                                                             26,196                         23,481
   Class I shares                                                            245,558                        177,156
   Class Y shares                                                          1,912,155                      4,417,983
Payments for redemptions
   Class A shares                                                     (2,612,614,401)                (5,564,771,727)
   Class B shares (Note 2)                                              (116,240,062)                  (262,086,267)
   Class C shares (Note 2)                                                (2,341,795)                    (8,234,019)
   Class I shares                                                           (163,512)                      (636,149)
   Class Y shares                                                        (57,739,681)                  (497,190,019)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         54,267,974                   (739,266,732)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   54,267,099                   (739,259,507)
Net assets at beginning of period                                      3,336,649,489                  4,075,908,996
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $ 3,390,916,588                 $3,336,649,489
====================================================================================================================
Undistributed (excess of distributions over) net investment income   $          (307)               $           568
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements

------------------------------------------------------------------------------
12 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

RiverSource Cash Management Fund (formerly AXP Cash Management Fund)

(Unaudited as to Jan. 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares have no sales charge.

o  Class B shares may be subject to a contingent deferred sales charge
   (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the RiverSource Portfolio Builder Funds owned 100% of Class I shares, which represents 0.46% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

------------------------------------------------------------------------------
13 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Service Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.33% to 0.15% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.03% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

------------------------------------------------------------------------------
14 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $22.00

o  Class B $23.00

o  Class C $22.50

o  Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. At Jan. 31, 2006, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $402,381 for Class B and $789 for Class C for the six months ended Jan. 31, 2006.

For the six months ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.77% for Class A, 1.42% for Class B, 1.43% for Class C and 0.63% for Class Y. Of these waived fees and expenses, the distribution (12b-1) fees waived for Class A, Class B, Class C and Class Y were $1,456,047, $52,745, $1,010 and $40,758, respectively.
Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until July 31, 2006, such that net expenses will not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.53% for Class I and 0.60% for Class Y of the Fund's average daily net assets.

During the six months ended Jan. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $342,702 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

------------------------------------------------------------------------------
15 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $6,366,780,239 and $6,315,238,000, respectively, for the six months ended Jan. 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial
Lendin Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2006.

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities.In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of$7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance

------------------------------------------------------------------------------
16 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary,8-K filings with the Securities and Exchange Commission on legal and regulatory mattersthat relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

------------------------------------------------------------------------------
17 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                2006(g)          2005          2004           2003              2002
Net asset value, beginning of period                       $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .02              .02            --            .01               .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)            (.02)           --           (.01)             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $3,162           $3,054        $3,680         $4,649            $5,766
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .77%(c),(d)      .80%          .78%           .69%              .59%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.20%(c)         1.58%          .35%           .78%             1.89%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            1.64%(f)         1.63%          .35%           .77%             1.93%
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.86% for the six months ended Jan. 31, 2006.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2006 (Unaudited).

------------------------------------------------------------------------------
18 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                2006(g)          2005          2004           2003              2002
Net asset value, beginning of period                       $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .01              .01            --             --               .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.01)            (.01)           --             --              (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $109             $129          $180           $278              $380
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.42%(c),(d)     1.44%(d)      1.07%(d)       1.26%(d)          1.34%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         2.53%(c)          .91%          .05%           .21%             1.13%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            1.31%(f)          .98%          .06%           .20%             1.13%
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.51% for the six months ended Jan. 31, 2006 and 1.45%, 1.43% and 1.38% for the years ended July 31, 2005, 2004 and 2003, respectively.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
19 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                2006(g)          2005          2004           2003              2002
Net asset value, beginning of period                       $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .01              .01            --             --               .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.01)            (.01)           --             --              (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $2               $2            $3             $4                $4
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.43%(c),(d)     1.44%(d)      1.07%(d)       1.27%(d)          1.34%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         2.55%(c)          .91%          .06%           .21%              .99%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            1.31%(f)          .98%          .06%           .20%             1.14%
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.52% for six months ended Jan. 31, 2006 and 1.45%, 1.43% and 1.38% for the years ended July 31, 2005,
     2004 and 2003, respectively.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2006 (Unaudited).

------------------------------------------------------------------------------
20 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

CLASS I
---------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                2006(g)          2005          2004(b)
Net asset value, beginning of period                       $1.00            $1.00         $1.00
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .02              .02            --
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)            (.02)           --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00            $1.00         $1.00
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $16              $12            $4
---------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)            .43%(d)          .39%          .43%(d)
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.57%(d)         2.21%          .77%(d)
---------------------------------------------------------------------------------------------------
Total return(e)                                            1.82%(f)         2.04%          .30%(f)
---------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2006 (Unaudited).

------------------------------------------------------------------------------
21 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                2006(g)          2005          2004           2003              2002
Net asset value, beginning of period                       $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .02              .02            --            .01               .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)            (.02)           --           (.01)             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00            $1.00         $1.00          $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $102             $140          $209           $262              $203
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .63%(c),(d)      .66%          .65%           .62%              .57%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.28%(c)         1.55%          .47%           .82%             1.86%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            1.71%(f)         1.76%          .48%           .85%             1.95%
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.70% for the six months ended Jan. 31, 2006.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Jan. 31, 2006 (Unaudited).

------------------------------------------------------------------------------
22 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2006.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
23 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT


                                            BEGINNING         ENDING         EXPENSES
                                          ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                                          AUG. 1, 2005    JAN. 31, 2006    THE PERIOD(a)   EXPENSE RATIO

Class A
  Actual(b)                                   $1,000        $1,016.40         $3.96(c)          .77%
  Hypothetical (5% return before expenses)    $1,000        $1,021.56         $3.97(c)          .77%
Class B
  Actual(b)                                   $1,000        $1,013.10         $7.28(c)         1.42%
  Hypothetical (5% return before expenses)    $1,000        $1,018.24         $7.30(c)         1.42%
Class C
  Actual(b)                                   $1,000        $1,013.10         $7.33(c)         1.43%
  Hypothetical (5% return before expenses)    $1,000        $1,018.19         $7.35(c)         1.43%
Class I
  Actual(b)                                   $1,000        $1,018.20         $2.21(c)          .43%
  Hypothetical (5% return before expenses)    $1,000        $1,023.29         $2.22(c)          .43%
Class Y
  Actual(b)                                   $1,000        $1,017.10         $3.24(c)          .63%
  Hypothetical (5% return before expenses)    $1,000        $1,022.27         $3.25(c)          .63%


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b)  Based on the actual return for the six months ended Jan. 31, 2006:
     +1.64% for Class A, +1.31% for Class B, +1.31% for Class C, +1.82% for Class I and +1.71% for Class Y.

(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.73% for Class A; 1.38% for Class B; 1.39% for Class C; 0.53% for Class I and 0.60% for Class Y of the Fund's average daily net assets. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been $3.75 for Class A, $7.08 for Class B, $7.13 for Class C, $2.11 for Class I and $3.08 for Class Y; the hypothetical expenses paid would have been $3.76 for Class A, $7.10 for Class B, $7.15 for Class C, $2.11 for Class I and $3.09 for Class Y.

------------------------------------------------------------------------------
24 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial, formerly, American Express Financial Corporation), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

Ameriprise Financial had served as investment manager to the Fund until Sept. 29, 2005. On that date, and pursuant to the consent of the Board, Ameriprise Financial transferred its rights, title, and interest and its burdens and obligations under the IMS Agreement to RiverSource, its wholly-owned subsidiary.

Each year, the Board determines whether to continue the IMS Agreement by evaluating the quality and level of services received and the costs associated with those services. To assist the Board in making this determination, the investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement.

BACKGROUND
This past year, prior to the Board's annual review process, on Feb. 1, 2005, American Express Company, the former parent of Ameriprise Financial, announced its intention to pursue a spin-off of Ameriprise Financial by distributing shares of the common stock of Ameriprise Financial to shareholders of American Express Company. Following this announcement, the Board determined to proceed with its annual review process and, after thorough review of the reports and data provided, at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement with Ameriprise Financial for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new IMS Agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the Fund, but in no event for a period longer than one year.

During the course of the six-month period following the April 2005 meeting, the Board evaluated whether to approve new investment management services agreements for each of the funds within the Ameriprise Financial fund complex (together, the Funds) with post-spin Ameriprise Financial (or RiverSource). Independent counsel, Schulte Roth & Zabel LLP (Schulte), assisted the Boards in fulfilling their statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the new IMS Agreement. The Board and its committees were provided with a wealth of written and oral information in this regard. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an entity independent from American Express Company, would be capable of continuing to provide a high quality of services to the Funds,

-------------------------------------------------------------------------------
25 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC (CSFB), to assist them in analyzing the capital adequacy of post-spin Ameriprise Financial. (The costs of independent counsel and CSFB and of additional meetings of the Boards were borne by Ameriprise Financial as part of the commitment of the American Express
Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.) At a meeting of the Board held on Sept. 8, 2005, the Board, including all of its independent members, approved, and recommended that shareholders approve, a proposed new IMS Agreement with RiverSource (the New IMS Agreement). At a meeting of the Fund's shareholders held on Feb. 15, 2006, shareholders approved the New IMS Agreement. The following section, "Board Considerations Related to the New IMS Agreement," provides a detailed discussion of the Board's considerations and determinations respecting the New IMS Agreement.

BOARD CONSIDERATIONS RELATED TO THE NEW IMS AGREEMENT
In carrying out its legal responsibilities associated with the consideration of the New IMS Agreement, the Board evaluated the following factors:

Nature, Extent and Quality of Services to be Provided by Post-Spin Ameriprise Financial (and Its Subsidiaries)

The Board recognized that only a few months had passed since its April 2005 conclusion that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the Funds and its determination to renew the IMS Agreement for the interim period. However, the Board also recognized the need to supplement this assessment with an evaluation of whether the spin-off or other factors would result in changes to the advisory services being provided under the current IMS Agreement.

The Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by Ameriprise Financial: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and
(iv) its ability to successfully re-brand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and Schulte, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource to continue to provide a high quality and level of advisory services to the Fund. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial and RiverSource to meet legal and compliance responsibilities, build their distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow the asset management business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the proposed capital structure. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the Funds as a result of the announcement of the spin-off.

------------------------------------------------------------------------------
26 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

The Board concluded that, based on all of the materials and information provided, post-spin Ameriprise Financial (including RiverSource) would be in a position to continue to provide a high quality and level of advisory services to the Fund.

Investment Performance

The Board next focused on investment performance. The Board reviewed reports documenting the Fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the Fund, and compared to relevant Lipper and market indices. The Board took into account its determination in April 2005 that investment performance was consistent with its peer group in 2004.

The Board also considered that it had been receiving monthly performance reports for the Fund and that there had been no significant deviations from April's overall performance data.

Cost of Services Provided

The Board evaluated comparative fees and the costs of services under the current IMS Agreement and the New IMS Agreement, including fees charged by Ameriprise Financial (including RiverSource and other subsidiaries) to institutional clients. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to administrative services fees and that advisory fees under the New IMS Agreement would decrease. The Board studied RiverSource's effort (i.e., its "pricing philosophy") to set substantially all Funds' total expense ratios at or below the median expense ratio of comparable mutual funds (as compiled by Lipper). It also noted that RiverSource has agreed to voluntarily impose expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points.

The Board next considered the expected profitability to Ameriprise Financial and RiverSource derived from their relationship with the Fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of Ameriprise Financial would allow it to operate effectively and, at the same time, reinvest in RiverSource and its other asset management businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain other Funds would result in revenue gains to Ameriprise Financial, but that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly re-branding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the Fund and from other business relationships that result from managing the Fund. The Board also considered the fees charged by Ameriprise Financial (and its subsidiaries) to institutional clients as well as the fees paid to, and charged by, subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

------------------------------------------------------------------------------
27 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

Economies of Scale

The Board also considered the "breakpoints" in fees that would be triggered as Fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed New IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed New IMS Agreement provides adequate opportunity for shareholders to realize benefits as Fund assets grow.

Other Considerations

In addition, the Board accorded weight to the fact that, under the New IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts.

Furthermore, the Board recognized that it was not limited to considering management's proposed New IMS Agreement. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments. The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, Ameriprise Financial continues to be basically the same organization (from a functional and managerial standpoint), as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the Fund with an expectation that the current investment advisory organization would be servicing the Fund.

------------------------------------------------------------------------------
28 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------
29 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE CASH MANAGEMENT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                           1,597,444,302.39
    Withhold                                                121,202,914.40
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    ARNE H. CARLSON
    Affirmative                                           1,595,454,154.46
    Withhold                                                123,193,062.33
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    PATRICIA M. FLYNN
    Affirmative                                           1,598,920,438.95
    Withhold                                                119,726,777.84
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    ANNE P. JONES
    Affirmative                                           1,596,316,417.01
    Withhold                                                122,330,799.78
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    JEFFREY LAIKIND
    Affirmative                                           1,598,212,017.89
    Withhold                                                120,435,198.90
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79


------------------------------------------------------------------------------
30 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

    STEPHEN R. LEWIS, JR.
    Affirmative                                           1,600,100,132.06
    Withhold                                                118,547,084.73
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    CATHERINE JAMES PAGLIA
    Affirmative                                           1,599,113,843.53
    Withhold                                                119,533,373.26
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    VIKKI L. PRYOR
    Affirmative                                           1,598,629,785.85
    Withhold                                                120,017,430.94
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    ALAN K. SIMPSON
    Affirmative                                           1,595,183,871.44
    Withhold                                                123,463,345.35
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    ALISON TAUNTON-RIGBY
    Affirmative                                           1,598,949,484.12
    Withhold                                                119,697,732.67
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79

    WILLIAM F. TRUSCOTT
    Affirmative                                           1,597,801,063.44
    Withhold                                                120,846,153.35
    Abstain                                                           0.00
    TOTAL                                                 1,718,647,216.79




------------------------------------------------------------------------------
31 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                           1,553,121,236.85
    Against                                                  71,768,322.33
    Abstain                                                  93,642,403.61
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                           1,566,444,973.70
    Against                                                  56,737,192.13
    Abstain                                                  95,349,796.96
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. DIVERSIFICATION
    Affirmative                                           1,567,537,651.09
    Against                                                  55,106,711.21
    Abstain                                                  95,887,600.49
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79

    B. TEN PERCENT LIMITATION IN SINGLE ISSUER
    Affirmative                                           1,559,868,238.82
    Against                                                  58,614,922.22
    Abstain                                                 100,048,801.75
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79

    C. LENDING
    Affirmative                                           1,546,784,129.56
    Against                                                  73,161,738.93
    Abstain                                                  98,586,094.30
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79

------------------------------------------------------------------------------
32 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

    D. BORROWING
    Affirmative                                           1,546,691,048.20
    Against                                                  73,410,298.37
    Abstain                                                  98,430,616.22
    Broker Non-votes                                            115,254.00
    TOTAL                                                 1,718,647,216.79






------------------------------------------------------------------------------
33 -- RIVERSOURCE CASH MANAGEMENT FUND -- 2006 SEMIANNUAL REPORT

[RiverSource(SM) Investments logo]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD.
Both companies are part of Ameriprise Financial, Inc.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 3, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 3, 2006